SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares)		9,072,149	9,072,149	10,375,195	10,375,195
Number of stock options granted (in shares)		558,697	558,697	294,854	294,854
Number of stock options exercised (in shares)		(45,121)	(45,121)	(1,505,000)	(1,505,000)
Number of stock options forfeited (in shares)		(38,540)	(38,540)	(92,900)	(92,900)
Number of stock options, outstanding, end of year (in shares)	9,547,185	9,547,185	9,547,185	9,072,149	9,072,149
Number of stock options, outstanding, end of year (in shares)	7,615,432	7,615,432	7,615,432	5,054,976	5,054,976
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option) | $ / shares		$ 1.82		$ 1.17
Weighted average exercise price of stock options granted (in CA$ per option) | $ / shares		6.94		21.86
Weighted average exercise price of stock options exercised (in CA$ per option) | $ / shares	$ 3.42	0.93		0.93
Weighted average exercise price of stock options forfeited (in CA$ per option) | (per share)		6.91	$ 6.92	6.90	$ 0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option) | $ / shares	2.11	2.11		1.82
Weighted average exercise price of stock options exercisable, end of year (in CA$ per option) | $ / shares	$ 1.25	$ 1.25	$ 1.25	$ 1.06	$ 1.06